Supplement to the
Fidelity® Europe Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all exiting Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All Conversions will be made on the basis of the relative net asset values of the two classes, with-out imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the redemption fee has been removed.

AEUF-16-02 1.9858205.104	December 1, 2016

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AILS-16-02 1.820236.115	December 1, 2016

Supplement to the
Fidelity® Europe Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AEUFI-16-01 1.9858206.105	December 1, 2016

Supplement to the
Fidelity® Latin America Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Adam Kutas no longer serves as lead portfolio manager of the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information in the “Fund Services" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

The following information replaces similar information in the “Funds Services” section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information in the “Fund Services” section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

FALAA-16-03 1.928673.109	December 1, 2016

Supplement to the
Fidelity® Overseas Fund
Class K
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

OVE-K-16-01 1.900389.107	December 1, 2016

Supplement to the
Fidelity® China Region Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AHKCI-16-01 1.900368.112	December 1, 2016

Supplement to the
Fidelity® International Discovery Fund
Class K
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

IGI-K-16-01 1.900386.106	December 1, 2016

Supplement to the
Fidelity's Broadly Diversified International Equity Funds
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

IBD-16-01 1.474896.144	December 1, 2016

Supplement to the
Fidelity® Total Emerging Markets Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ATEKI-16-01 1.942954.110	December 1, 2016

Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the redemption fee has been removed.

AIGF-16-02 1.885800.112	December 1, 2016

Supplement to the
Fidelity® International Discovery Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AIDI-16-01 1.812502.115	December 1, 2016

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AEME-16-02 1.885798.110	December 1, 2016

Supplement to the
Fidelity® Global Commodity Stock Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

GCS-16-01 1.900380.105	December 1, 2016

Supplement to the
Fidelity® Worldwide Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AWLDI-16-01 1.899556.112	December 1, 2016

Supplement to the
Fidelity® Total International Equity Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ATIEI-16-01 1.900377.114	December 1, 2016

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AILSI-16-01 1.855553.111	December 1, 2016

Supplement to the
Fidelity® Global Commodity Stock Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGCSI-16-01 1.900373.111	December 1, 2016

Supplement to the
Fidelity® Japan Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AJPNA-16-02 1.928344.108	December 1, 2016

Supplement to the
Fidelity® China Region Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AHKC-16-02 1.885799.112	December 1, 2016

Supplement to the
Fidelity® Emerging Markets Discovery Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AEMDI-16-01 1.947053.112	December 1, 2016

Supplement to the
Fidelity® Total Emerging Markets Fund
Class A, Class T and Class C
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ATEK-16-01 1.942953.107	December 1, 2016

Supplement to the
Fidelity® International Small Cap Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AISCI-16-01 1.790650.130	December 1, 2016

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AEMEI-16-01 1.900371.110	December 1, 2016

Supplement to the
Fidelity® International Value Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AFIVI-16-01 1.855908.114	December 1, 2016

Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity Europe Fund has been removed.

Adam Kutas no longer serves as lead portfolio manager of Fidelity® Latin America Fund. Will Pruett serves as portfolio manager of Fidelity® Latin America Fund.

The following information replaces similar information for Fidelity® Emerging Asia Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Dance (lead portfolio manager) has managed the fund since September 2016.

Colin Chickles (co-manager) has managed the fund since October 2009.

The following information replaces similar information for Fidelity® Latin America Fund found in the "Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Latin America Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

Effective December 12, 2016, the following information replaces similar information for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section under heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund, Fidelity® Emerging Markets Fund, and Fidelity® Latin America Fund. FMRC may provide investment advisory services for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

The following information replaces similar information found in the "Fund Management" section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity® Europe Fund and Fidelity® Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Pacific Basin Fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Colin Chickles and John Dance found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Dance is lead portfolio manager of Fidelity® Emerging Asia Fund, which he has managed since September 2016 and is portfolio manager of Fidelity® Pacific Basin Fund, which he has managed since October 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Colin Chickles is co-manager of Fidelity® Emerging Asia Fund, which he has managed since October 2009. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

The following information replaces the biographical information for Adam Kutas and Will Pruett found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of Fidelity® Latin America Fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

TIF-16-04 1.483702.193	December 1, 2016

Supplement to the
Fidelity® International Discovery Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AID-16-02 1.813914.117	December 1, 2016

Supplement to the
Fidelity® Canada Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ACANI-16-01 1.855551.113	December 1, 2016

Supplement to the
Fidelity® Canada Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ACAN-16-02 1.847747.114	December 1, 2016

Supplement to the
Fidelity® International Small Cap Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AISC-16-02 1.790649.134	December 1, 2016

Supplement to the
Fidelity® Latin America Fund
Class I
December 30, 2015
Prospectus

Adam Kutas no longer serves as lead portfolio manager of the fund.

The following information replaces similar information in the “Fund Summary” section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information in the “Fund Summary” section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information in the “Fund Services” section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

The following information replaces similar information in the “Fund Services” section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information in the “Fund Services” section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

FALAI-16-02 1.928677.110	December 1, 2016

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ATIE-16-02 1.885796.114	December 1, 2016

Supplement to the
Fidelity® International Value Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

FIV-16-01 1.855562.107	December 1, 2016

Supplement to the
Fidelity® Japan Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AJPNI-16-01 1.928345.110	December 1, 2016

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGCS-16-02 1.900372.111	December 1, 2016

Supplement to the
Fidelity® Diversified International Fund
Class K
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

DIF-K-16-01 1.882817.107	December 1, 2016

Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ILS-16-01 1.824655.109	December 1, 2016

Supplement to the
Fidelity® Emerging Markets Discovery Fund
Class A, Class T and Class C
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AEMD-16-01 1.962839.107	December 1, 2016

Supplement to the
Fidelity® Worldwide Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the redemption fee has been removed.

AWLD-16-02 1.899555.111	December 1, 2016

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

EME-16-01 1.900364.104	December 1, 2016

Supplement to the
Fidelity® International Value Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AFIV-16-02 1.855909.113	December 1, 2016

Supplement to the
Fidelity® International Small Cap Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ISC-16-01 1.778063.128	December 1, 2016

Supplement to the
Fidelity® Emerging Markets Fund
Class K
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

EMF-K-16-01 1.900365.105	December 1, 2016

Supplement to the
Fidelity® Global Equity Income Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

GED-16-01 1.962837.103	December 1, 2016

Supplement to the
Fidelity® International Growth Fund and Fidelity® Total International Equity Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® International Growth Fund has been removed.

Effective December 12, 2016, the following information replaces similar information for Fidelity® Total International Equity Fund in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

IGF-TIE-16-01 1.900378.110	December 1, 2016

Supplement to the
Fidelity® International Discovery Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

IGI-16-01 1.824638.109	December 1, 2016

Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund
December 30, 2015
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

EMD-TEK-16-01 1.942952.107	December 1, 2016

Supplement to the
Fidelity® International Growth Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AIGFI-16-01 1.900374.112	December 1, 2016